U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer:

Ivy Funds

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

2.	Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                                                      [    ]

Ivy Asset Strategy Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Balanced Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Core Equity Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Emerging Markets Equity Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class T shares, Class Y shares

Ivy Energy Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy European Opportunities Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Global Bond Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Global Equity Income Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Global Growth Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Global Income Allocation Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Government Money Market Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class N shares

Ivy High Income Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class T shares, Class Y shares

Ivy International Core Equity Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class T shares, Class Y shares

Ivy Large Cap Growth Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy LaSalle Global Real Estate Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy LaSalle Global-Risk Managed Real Estate Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Limited-Term Bond Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Managed International Opportunities Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Micro Cap Growth Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Mid Cap Growth Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Mid Cap Income Opportunities Fund, Class A shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Municipal Bond Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class Y shares

Ivy Municipal High Income Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class Y shares

Ivy Natural Resources Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Pzena International Value Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Science and Technology Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Securian Core Bond Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Securian Real Estate Securities Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

Ivy Small Cap Core Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class T shares, Class Y shares

Ivy Small Cap Growth Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class T shares, Class Y shares

Ivy Tax-Managed Equity Fund, Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class Y shares

Ivy Value Fund, Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares, Class Y shares

3.	Investment Company Act File Number:

811-6569/CIK#883622

Securities Act File Number:

33-45961

4(a).	Last day of fiscal year for which this Form is filed:

          March 31, 2019

4(b). [ ]	Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to Rule 24f:		$18,889,218,947

(ii) Aggregate price of shares redeemed or repurchased during the fiscal year:	$20,757,605,139

(iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$28,471,808,222

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
		$49,229,413,361

(v) Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$

(vi) Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
	$(30,340,194,414)

(vii) Multiplier for determining registration fee (See Instruction C.9):		x .0001212

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):
		=$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[     ]    Wire Transfer

[     ]    Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph W. Kauten
Joseph W. Kauten Sr. Vice President and Treasurer

Date    June 19, 2019

*Please print the name and title of the signing officer below the signature.